UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333
                                                     ---------

                     Oppenheimer Main Street Small Cap Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.6%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Aftermarket Technology Corp. 1,2                                                                        116,800    $     3,707,232
-----------------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. 2                                                          605,600         15,291,400
-----------------------------------------------------------------------------------------------------------------------------------
Amerigon, Inc. 1,2                                                                                       87,200          1,509,432
-----------------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                                                                    576,000          9,688,320
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                                526,770         12,853,188
-----------------------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                                                                               159,226          6,477,314
-----------------------------------------------------------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1,2                                                                         28,500            509,010
-----------------------------------------------------------------------------------------------------------------------------------
GenTek, Inc. 1,2                                                                                         48,700          1,464,896
-----------------------------------------------------------------------------------------------------------------------------------
Gentex Corp. 2                                                                                          299,500          6,421,280
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                                                                      237,600          7,225,416
-----------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc. 1                                                                     100,600            418,496
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp. 1                                                                                            257,793          8,275,155
-----------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                                                                   123,060          3,283,241
-----------------------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc.                                                                                  20,800            220,064
-----------------------------------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc. 2                                                                          67,800            637,320
-----------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc. 1,2                                                                                     24,300            247,860
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                                                         610,800         18,940,908
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                                         142,400          4,511,232
                                                                                                                   ----------------
                                                                                                                       101,681,764
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Fleetwood Enterprises, Inc. 1,2                                                                          90,500            773,775
-----------------------------------------------------------------------------------------------------------------------------------
Monaco Coach Corp. 2                                                                                    104,700          1,468,941
                                                                                                                   ----------------
                                                                                                                         2,242,716
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Core-Mark Holding Co., Inc. 1,2                                                                          21,400            753,922
-----------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1                                                                   14,800            706,848
                                                                                                                   ----------------
                                                                                                                         1,460,770
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.8%
Apollo Group, Inc., Cl. A 1                                                                             111,500          6,706,725
-----------------------------------------------------------------------------------------------------------------------------------
Capella Education Co. 1                                                                                   9,300            519,963
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                                                 69,000          1,931,310
-----------------------------------------------------------------------------------------------------------------------------------
Coinmach Service Corp., Cl. A 2                                                                          25,600            306,944
-----------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1,2                                                                                      340,800         10,963,536
-----------------------------------------------------------------------------------------------------------------------------------
CPI Corp. 2                                                                                              28,500          1,097,820
-----------------------------------------------------------------------------------------------------------------------------------
DeVry, Inc.                                                                                             496,210         18,364,732
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1,2                                                                       59,400          7,228,386
-----------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc. 2                                                                      118,300          3,307,668
-----------------------------------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A 2                                                                    37,000          1,620,600
-----------------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 1                                                                          84,100          4,664,186
-----------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                             322,207         10,281,625
-----------------------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                                             325,600          4,200,240
-----------------------------------------------------------------------------------------------------------------------------------


                   1 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Sotheby's 2                                                                                              63,500    $     3,034,665
-----------------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                                                                                 88,400          3,836,560
-----------------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                                                                             494,300          3,766,566
-----------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc. 2                                                                               130,180         21,952,253
-----------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.                                                                      14,300            823,108
                                                                                                                   ----------------
                                                                                                                       104,606,887
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
AFC Enterprises, Inc. 1,2                                                                               118,900          1,789,445
-----------------------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                                                                                59,000          2,247,900
-----------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                                  94,269          2,648,959
-----------------------------------------------------------------------------------------------------------------------------------
Applebee's International, Inc. 2                                                                        513,400         12,773,392
-----------------------------------------------------------------------------------------------------------------------------------
Bally Technologies, Inc. 1,2                                                                                 80              2,834
-----------------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                                   461,400         13,925,052
-----------------------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1,2                                                                             94,500          3,564,540
-----------------------------------------------------------------------------------------------------------------------------------
Burger King Holdings, Inc.                                                                               86,600          2,207,434
-----------------------------------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1,2                                                                        2,750             48,318
-----------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc. 2                                                                                      143,826          5,868,101
-----------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1,2                                                                             287,800          7,733,186
-----------------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1,2                                                                  16,100          1,901,893
-----------------------------------------------------------------------------------------------------------------------------------
Churchill Downs, Inc. 2                                                                                   2,300            114,908
-----------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                                                 210,800          3,417,068
-----------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                                 16,000            669,760
-----------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. 1,2                                                                                       546,900          2,187,600
-----------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                                                                                  404,018          6,702,659
-----------------------------------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                                            243,490         15,420,222
-----------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                                 117,500          7,618,700
-----------------------------------------------------------------------------------------------------------------------------------
Lodgian, Inc. 1,2                                                                                         2,000             23,600
-----------------------------------------------------------------------------------------------------------------------------------
Luby's, Inc. 1                                                                                           51,500            567,530
-----------------------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1,2                                                      57,700          1,086,491
-----------------------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                                        97,800          2,782,410
-----------------------------------------------------------------------------------------------------------------------------------
Morton's Restaurant Group, Inc. 1,2                                                                       1,900             30,210
-----------------------------------------------------------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                                                                                6,900             58,788
-----------------------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 2                                                                                      90,500          1,371,980
-----------------------------------------------------------------------------------------------------------------------------------
Premier Exhibitions, Inc. 1,2                                                                           121,200          1,827,696
-----------------------------------------------------------------------------------------------------------------------------------
Riviera Holdings Corp. 1                                                                                  4,600            129,030
-----------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc. 2                                                                                     15,762            289,075
-----------------------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc. 2                                                                              1,380             51,060
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                                   81,900          5,101,551
-----------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                             159,200          5,557,672
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                                                                 248,150          8,129,394
                                                                                                                   ----------------
                                                                                                                       117,848,458
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
American Greetings Corp., Cl. A 2                                                                       694,200         18,326,880
-----------------------------------------------------------------------------------------------------------------------------------


                   2 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                                                17,600    $       878,768
-----------------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                                                     87,550          7,292,915
-----------------------------------------------------------------------------------------------------------------------------------
Blyth, Inc.                                                                                             366,700          7,499,015
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                            249,700          6,634,529
-----------------------------------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                                                                          296,300          3,253,374
-----------------------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                                                                   46,292          1,665,123
-----------------------------------------------------------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                                                                    101,600          1,961,896
-----------------------------------------------------------------------------------------------------------------------------------
Hooker Furniture Corp. 2                                                                                 33,700            674,674
-----------------------------------------------------------------------------------------------------------------------------------
KB Home 2                                                                                               170,420          4,270,725
-----------------------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                                                                    280,830          3,195,845
-----------------------------------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                                                         97,900            722,502
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                                     271,600          6,151,740
-----------------------------------------------------------------------------------------------------------------------------------
Libbey, Inc. 2                                                                                           36,300            635,976
-----------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc. 1                                                                                 5,100            414,630
-----------------------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                                                            11,440          5,379,660
-----------------------------------------------------------------------------------------------------------------------------------
Russ Berrie & Co., Inc. 1,2                                                                              18,300            307,440
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                                                                            11,900            193,375
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                                      48,100          2,699,853
-----------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                                                      720,370         25,753,228
-----------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                                                   187,900          3,756,121
-----------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                                 663,500         20,893,615
-----------------------------------------------------------------------------------------------------------------------------------
Universal Electronics, Inc. 1,2                                                                          76,800          2,496,000
-----------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                                          62,800          5,595,480
                                                                                                                   ----------------
                                                                                                                       130,653,364
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
1-800-FLOWERS.com, Inc. 1,2                                                                             195,000          2,260,050
-----------------------------------------------------------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                                                                     142,100         13,374,452
-----------------------------------------------------------------------------------------------------------------------------------
Expedia, Inc. 1                                                                                         135,260          4,312,089
-----------------------------------------------------------------------------------------------------------------------------------
FTD Group, Inc. 2                                                                                        98,200          1,461,216
-----------------------------------------------------------------------------------------------------------------------------------
Gaiam, Inc. 1,2                                                                                          98,200          2,359,746
-----------------------------------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                                                   138,300          2,865,576
-----------------------------------------------------------------------------------------------------------------------------------
Overstock.com, Inc. 1                                                                                    30,500            878,400
-----------------------------------------------------------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                                                                 94,800          1,328,148
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                                                                 240,500         21,344,375
-----------------------------------------------------------------------------------------------------------------------------------
Shutterfly, Inc. 1,2                                                                                     37,300          1,190,243
-----------------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                                                                     24,600            294,462
-----------------------------------------------------------------------------------------------------------------------------------
Systemax, Inc. 2                                                                                        112,460          2,298,682
-----------------------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                                                                       37,100            274,911
                                                                                                                   ----------------
                                                                                                                        54,242,350
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
Arctic Cat, Inc. 2                                                                                       20,500            335,380
-----------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp. 2                                                                                       226,800          5,184,648
-----------------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co. 2                                                                                     386,390          6,186,104
-----------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                             42,200          1,176,536
-----------------------------------------------------------------------------------------------------------------------------------


                   3 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                                                 139,900    $     3,736,729
-----------------------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc. 2                                                                              299,600         13,068,552
-----------------------------------------------------------------------------------------------------------------------------------
RC2 Corp. 1,2                                                                                           117,300          3,248,037
-----------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 2                                                                     24,700            731,614
-----------------------------------------------------------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc. 1,2                                                                            163,000          2,919,330
                                                                                                                   ----------------
                                                                                                                        36,586,930
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.9%
Arbitron, Inc. 2                                                                                        178,838          8,108,515
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., Cl. A                                                                                       314,000          5,451,040
-----------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc. 2                                                                                   1,200             22,044
-----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 1                                                                               29,600            958,744
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1                                                                 2,417,813          6,237,958
-----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                                                                              490,900          6,406,245
-----------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                                                          155,200          1,586,144
-----------------------------------------------------------------------------------------------------------------------------------
DG Fastchannel, Inc. 1,2                                                                                 48,700          1,148,346
-----------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. 1                                                                        134,700          4,501,674
-----------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 2                                                                      36,600            180,804
-----------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                                    1,071,500          9,879,230
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Communications, Inc. 1,2                                                                             900             44,883
-----------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. 1,2                                                              1,066,400          7,422,144
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                                    134,400          3,741,696
-----------------------------------------------------------------------------------------------------------------------------------
Global Sources Ltd. 1,2                                                                                 180,820          4,008,779
-----------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc. 2                                                                                  72,100            612,129
-----------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                                                                             79,900            344,369
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc.                                                                                            136,900          4,308,243
-----------------------------------------------------------------------------------------------------------------------------------
Interactive Data Corp. 2                                                                                 54,640          1,540,848
-----------------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc. 2                                                                          227,000          2,151,960
-----------------------------------------------------------------------------------------------------------------------------------
Knology, Inc. 1,2                                                                                        63,700          1,065,701
-----------------------------------------------------------------------------------------------------------------------------------
Lin TV Corp. 1,2                                                                                        286,700          3,729,967
-----------------------------------------------------------------------------------------------------------------------------------
Live Nation, Inc. 1,2                                                                                     2,700             57,375
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                                                          423,150          9,918,636
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                                                       463,850          3,270,143
-----------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                           13,100            750,630
-----------------------------------------------------------------------------------------------------------------------------------
Nexstar Broadcasting Group, Inc., Cl. A 1                                                                23,300            244,417
-----------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                                      224,200          7,815,612
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                                                                 949,450         11,431,378
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                             114,750          3,134,970
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group Corp. 2                                                                               68,930            696,193
-----------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc. 2                                                                                    249,100            685,025
-----------------------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                                         21,423            962,535
-----------------------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2                                                         21,100            318,188
                                                                                                                   ----------------
                                                                                                                       112,736,565


                   4 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Big Lots, Inc. 1                                                                                        303,900    $     9,068,376
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                              236,300          9,579,602
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                              370,000          9,827,200
                                                                                                                   ----------------
                                                                                                                        28,475,178
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
A.C. Moore Arts & Crafts, Inc. 1,2                                                                      115,300          1,817,128
-----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                                                     739,050         14,086,293
-----------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                                 63,200          2,001,544
-----------------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 2                                                                         315,200          6,244,112
-----------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                                      379,100          6,717,652
-----------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                                         92,250         10,713,915
-----------------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                                                    218,430          7,701,842
-----------------------------------------------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 2                                                                             60,500          1,131,350
-----------------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1,2                                                                          1,036,615          5,566,623
-----------------------------------------------------------------------------------------------------------------------------------
Books-A-Million, Inc. 2                                                                                 110,300          1,459,269
-----------------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                                    329,320          6,388,808
-----------------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                                                    385,975         14,643,892
-----------------------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A 2                                                                                      48,950          1,000,538
-----------------------------------------------------------------------------------------------------------------------------------
Conn's, Inc. 1,2                                                                                         66,200          1,581,518
-----------------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                                                        157,600          1,678,440
-----------------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                                                              283,510          4,822,505
-----------------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1                                                                                         191,830          8,849,118
-----------------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                                        378,800         13,348,912
-----------------------------------------------------------------------------------------------------------------------------------
Hibbett Sports, Inc. 1,2                                                                                 80,000          1,984,000
-----------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc. 1                                                                                       161,100          1,201,806
-----------------------------------------------------------------------------------------------------------------------------------
J. Crew Group, Inc. 1,2                                                                                     794             32,951
-----------------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1,2                                                                                  95,740          2,020,114
-----------------------------------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1,2                                                                       100,800          3,368,736
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                             180,920          9,140,078
-----------------------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                                          57,200          1,079,364
-----------------------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc. 2                                                                              49,100          1,659,089
-----------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                                    159,600          3,290,952
-----------------------------------------------------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack 2                                                                            392,220          5,502,847
-----------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                                      446,000          9,214,360
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                                                                 678,700         12,304,831
-----------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1,2                                                                         808,570          6,832,417
-----------------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                                163,700          2,283,615
-----------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                    106,600          7,004,686
-----------------------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                                                  28,400            448,152
-----------------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                                                                                375,897          8,998,974
-----------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                                                    298,310          5,438,191
-----------------------------------------------------------------------------------------------------------------------------------
TravelCenters of America LLC 1                                                                           13,900            453,140
-----------------------------------------------------------------------------------------------------------------------------------


                   5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
West Marine, Inc. 1,2                                                                                    67,100    $       775,005
                                                                                                                   ----------------
                                                                                                                       192,786,767
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Cherokee, Inc. 2                                                                                         14,400            552,384
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 2                                                                                40,040          2,214,612
-----------------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                                                               146,890         16,128,522
-----------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc. 1                                                                                          339,900         12,698,664
-----------------------------------------------------------------------------------------------------------------------------------
G-III Apparel Group Ltd. 1,2                                                                             24,300            478,467
-----------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc. 1                                                                                      94,000          2,637,640
-----------------------------------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1                                                                                          4,300             21,070
-----------------------------------------------------------------------------------------------------------------------------------
Kellwood Co. 2                                                                                          114,840          1,958,022
-----------------------------------------------------------------------------------------------------------------------------------
Lululemon Athletica, Inc. 1,2                                                                            31,211          1,311,798
-----------------------------------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc. 1,2                                                                              75,000          1,191,000
-----------------------------------------------------------------------------------------------------------------------------------
Movado Group, Inc. 2                                                                                    166,600          5,317,872
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc. 2                                                                                29,600          1,069,152
-----------------------------------------------------------------------------------------------------------------------------------
Perry Ellis International, Inc. 1,2                                                                      79,500          2,202,945
-----------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                                                                           48,250          3,751,438
-----------------------------------------------------------------------------------------------------------------------------------
Steven Madden Ltd.                                                                                       26,250            497,438
-----------------------------------------------------------------------------------------------------------------------------------
UniFirst Corp. 2                                                                                         50,600          1,895,476
-----------------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                                             357,500         13,967,525
-----------------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc. 2                                                                            580,300         15,900,220
                                                                                                                   ----------------
                                                                                                                        83,794,245
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1,2                                                                         48,100          2,340,546
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Bottling Co. Consolidated 2                                                                     1,700            102,510
-----------------------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1                                                                                   55,300          3,134,404
-----------------------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc. 2                                                                                  57,800            593,606
-----------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                         81,400          3,025,638
                                                                                                                   ----------------
                                                                                                                         9,196,704
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Arden Group, Inc., Cl. A 2                                                                                9,588          1,337,814
-----------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                                             226,910          7,524,336
-----------------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                                                          226,200          6,265,740
-----------------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                                                           172,300          4,938,118
-----------------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                                  32,900          1,634,143
-----------------------------------------------------------------------------------------------------------------------------------
Nash Finch Co. 2                                                                                         83,800          3,337,754
-----------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                                                  12,100            154,275
-----------------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                                          381,585         11,497,156
-----------------------------------------------------------------------------------------------------------------------------------
PriceSmart, Inc. 2                                                                                       36,800            868,480
-----------------------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc. 2                                                                                   64,800          1,459,944
-----------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                         134,300          5,239,043
-----------------------------------------------------------------------------------------------------------------------------------


                   6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Topps Co., Inc. (The) 2                                                                                  24,600    $       238,374
                                                                                                                   ----------------
                                                                                                                        44,495,177
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Alico, Inc. 2                                                                                               800             34,672
-----------------------------------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc. 2                                                                                 100,100          2,526,524
-----------------------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                                                           105,800          1,046,362
-----------------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                                                   702,050         15,304,690
-----------------------------------------------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 2                                                                         181,100          5,206,625
-----------------------------------------------------------------------------------------------------------------------------------
Green Mountain Coffee, Inc. 1                                                                            52,290          1,735,505
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Sugar Co. 2                                                                                     84,900          2,218,437
-----------------------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp. 2                                                                                  13,846            482,118
-----------------------------------------------------------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                                                                   84,600          4,519,332
-----------------------------------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                                            20,800            478,816
-----------------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc. 2                                                                               83,700          2,207,169
-----------------------------------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                                          2,398          4,700,080
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                                                 42,800            763,980
                                                                                                                   ----------------
                                                                                                                        41,224,310
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Clorox Co. (The)                                                                                        125,100          7,629,849
-----------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                               63,520          7,041,192
-----------------------------------------------------------------------------------------------------------------------------------
WD-40 Co. 2                                                                                              57,000          1,945,980
                                                                                                                   ----------------
                                                                                                                        16,617,021
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Alberto-Culver Co.                                                                                      190,885          4,732,039
-----------------------------------------------------------------------------------------------------------------------------------
American Oriental Bioengineering, Inc. 1                                                                223,500          2,492,025
-----------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc. 1,2                                                                                        54,600          3,850,392
-----------------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                                                                 102,200          2,755,312
-----------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                                                    128,200          5,443,372
-----------------------------------------------------------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                                                                    17,700            418,959
-----------------------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                                            216,278          8,780,887
-----------------------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A 2                                                                     114,330          1,847,573
-----------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc. 1,2                                                                              618,100         11,298,868
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1,2                                                                      137,600          1,510,848
                                                                                                                   ----------------
                                                                                                                        43,130,275
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.6%
Alliance One International, Inc. 1                                                                      196,400          1,284,456
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                               69,400          5,706,762
-----------------------------------------------------------------------------------------------------------------------------------
Universal Corp. 2                                                                                       356,600         17,455,570
-----------------------------------------------------------------------------------------------------------------------------------
UST, Inc. 2                                                                                             172,100          8,536,160
-----------------------------------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                                                                     193,035          4,325,914
                                                                                                                   ----------------
                                                                                                                        37,308,862


                   7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.8%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Atwood Oceanics, Inc. 1,2                                                                               117,900    $     9,026,424
-----------------------------------------------------------------------------------------------------------------------------------
Dawson Geophysical Co. 1,2                                                                               32,300          2,503,573
-----------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                                                                              212,660          9,082,709
-----------------------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                                             81,100          1,531,250
-----------------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1,2                                                                              340,900          8,781,584
-----------------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                                                                   1,905,400         12,480,370
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc. 2                                                                          40,600          1,558,634
-----------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                                                                             283,900         13,814,574
-----------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc. 1,2                                                                             364,072          9,505,920
-----------------------------------------------------------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                                                                         612,800            135,541
-----------------------------------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                                                                                 1,700             93,534
-----------------------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                                                                            177,415          9,181,226
-----------------------------------------------------------------------------------------------------------------------------------
Newpark Resources, Inc. 1,2                                                                             215,500          1,155,080
-----------------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1,2                                                                      288,000         13,910,400
-----------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc. 2                                                                             37,100            837,347
-----------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                                                                  75,520          7,181,952
-----------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                                                         44,000          1,559,360
-----------------------------------------------------------------------------------------------------------------------------------
T-3 Energy Services, Inc. 1,2                                                                            56,900          2,426,216
-----------------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                                      870,300            533,739
-----------------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                                       92,900             56,974
-----------------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc. 2                                                                                        76,400          4,800,976
-----------------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.                                                                                 74,500          1,516,740
-----------------------------------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                                                                          41,300          1,230,740
-----------------------------------------------------------------------------------------------------------------------------------
Willbros Group, Inc. 1                                                                                  173,060          5,884,040
                                                                                                                   ----------------
                                                                                                                       118,788,903
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.7%
Alberta Clipper Energy, Inc. 1                                                                           44,613            118,860
-----------------------------------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 2                                                                                 229,500          7,752,510
-----------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1,2                                                                       641,800         14,909,014
-----------------------------------------------------------------------------------------------------------------------------------
Arlington Tankers Ltd. 2                                                                                 13,800            339,894
-----------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                                                                            379,206         15,012,766
-----------------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                                32,800            444,522
-----------------------------------------------------------------------------------------------------------------------------------
Continental Resources, Inc. 1                                                                           290,460          5,268,944
-----------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC                                                                                        23,400            859,482
-----------------------------------------------------------------------------------------------------------------------------------
Delek US Holdings, Inc. 2                                                                               191,200          4,795,296
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                                   131,300            248,172
-----------------------------------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc. 2                                                                              72,100          1,073,569
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                          197,611          7,746,351
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                                       66,100          2,752,404
-----------------------------------------------------------------------------------------------------------------------------------
Frontline Ltd. 2                                                                                         22,154          1,069,595
-----------------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                                           111,500          1,717,368
-----------------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                                                           138,750          2,137,083
-----------------------------------------------------------------------------------------------------------------------------------


                   8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                                214,800    $     5,995,068
-----------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                             109,300          6,539,419
-----------------------------------------------------------------------------------------------------------------------------------
Jura Energy Corp. 1                                                                                     750,700            452,843
-----------------------------------------------------------------------------------------------------------------------------------
Knightsbridge Tankers Ltd. 2                                                                             66,000          1,775,400
-----------------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 1,2                                                                                240,380          4,978,270
-----------------------------------------------------------------------------------------------------------------------------------
MarkWest Hydrocarbon, Inc.                                                                               20,100          1,168,413
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                                       627,840         13,699,469
-----------------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                                         539,550            791,980
-----------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                       58,970          4,130,259
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                                      115,400          8,866,182
-----------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                                       106,400          1,986,476
-----------------------------------------------------------------------------------------------------------------------------------
Pearl Exploration & Production Ltd. 1                                                                    12,042             47,701
-----------------------------------------------------------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                                                                              10,300            110,519
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                                            25,520          1,147,890
-----------------------------------------------------------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                                                                               364,045            296,463
-----------------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc. 1,2                                                                             284,800          5,223,232
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                                                    192,350          7,695,924
-----------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                             63,000          4,459,140
-----------------------------------------------------------------------------------------------------------------------------------
Sure Energy, Inc. 1                                                                                      34,141             32,952
-----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                            173,500          7,984,470
-----------------------------------------------------------------------------------------------------------------------------------
Tristar Oil & Gas Ltd. 1                                                                                 47,500            406,877
-----------------------------------------------------------------------------------------------------------------------------------
True Energy Trust                                                                                        16,336             81,298
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                     613,415            844,899
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                                   275,000            378,776
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                     397,100            546,953
-----------------------------------------------------------------------------------------------------------------------------------
USEC, Inc. 1,2                                                                                          970,200          9,944,550
-----------------------------------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                                                      29,717            169,700
-----------------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc. 2                                                                                 33,900          1,375,662
                                                                                                                   ----------------
                                                                                                                       157,376,615
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--12.3%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Apollo Investment Corp. 2                                                                                37,900            788,320
-----------------------------------------------------------------------------------------------------------------------------------
Ares Capital Corp. 2                                                                                     44,460            723,364
-----------------------------------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A                                                                    31,700            894,891
-----------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                                                                                      300             11,109
-----------------------------------------------------------------------------------------------------------------------------------
Epoch Holding Corp. 1,2                                                                                   8,700            122,496
-----------------------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                                                           70,700          3,874,360
-----------------------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. 1,2                                                                                      58,240          5,015,629
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                               366,900         10,375,932
-----------------------------------------------------------------------------------------------------------------------------------
Kohlberg Capital Corp. 2                                                                                  5,400             81,324
-----------------------------------------------------------------------------------------------------------------------------------
MVC Capital, Inc. 2                                                                                       3,400             63,002
-----------------------------------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                                                             44,400          1,160,616
-----------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                                                                             90,802          4,866,987
-----------------------------------------------------------------------------------------------------------------------------------
Prospect Capital Corp. 2                                                                                    600             10,212
-----------------------------------------------------------------------------------------------------------------------------------


                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
SWS Group, Inc. 2                                                                                        95,100    $     1,682,319
-----------------------------------------------------------------------------------------------------------------------------------
Tradestation Group, Inc. 1,2                                                                             54,600            637,182
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Global Investors, Inc., Cl. A 2                                                                     73,500          1,397,970
-----------------------------------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                                                     48,070          1,514,205
                                                                                                                   ----------------
                                                                                                                        33,219,918
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
Amcore Financial, Inc. 2                                                                                 29,115            725,546
-----------------------------------------------------------------------------------------------------------------------------------
AmericanWest Bancorporation 2                                                                               700             13,727
-----------------------------------------------------------------------------------------------------------------------------------
BancFirst Corp.                                                                                           3,800            170,506
-----------------------------------------------------------------------------------------------------------------------------------
BancorpSouth, Inc.                                                                                       16,790            407,997
-----------------------------------------------------------------------------------------------------------------------------------
Capital City Bank Group, Inc. 2                                                                           4,000            124,800
-----------------------------------------------------------------------------------------------------------------------------------
Cascade Bancorp 2                                                                                        19,100            425,166
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Bank Holdings, Inc. 1,2                                                                       17,300            110,720
-----------------------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                                                        37,500          1,095,000
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Republic Bancorp, Inc. 2                                                                        68,221          1,099,040
-----------------------------------------------------------------------------------------------------------------------------------
City Bank (Lynnwood Washington) 2                                                                         9,200            264,224
-----------------------------------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                                                       38,200          1,390,862
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                                                                          14,800            470,936
-----------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                          153,700          7,881,736
-----------------------------------------------------------------------------------------------------------------------------------
F.N.B. Corp. 2                                                                                          180,100          2,978,854
-----------------------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                                                    3,910            681,904
-----------------------------------------------------------------------------------------------------------------------------------
First Security Group, Inc.                                                                              105,500          1,055,000
-----------------------------------------------------------------------------------------------------------------------------------
FirstMerit Corp. 2                                                                                        4,370             86,351
-----------------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                                     185,300          5,114,280
-----------------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp. 2                                                                                  45,900            710,991
-----------------------------------------------------------------------------------------------------------------------------------
Independent Bank Corp., Massachusetts 2                                                                   4,800            142,560
-----------------------------------------------------------------------------------------------------------------------------------
Intervest Bancshares Corp. 2                                                                              7,700            190,575
-----------------------------------------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                                                                         13,624            222,889
-----------------------------------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                                                                      14,700            319,578
-----------------------------------------------------------------------------------------------------------------------------------
Park National Corp. 2                                                                                    26,300          2,293,360
-----------------------------------------------------------------------------------------------------------------------------------
Porter Bancorp, Inc.                                                                                     16,500            346,500
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Bank                                                                                           23,950            942,193
-----------------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                                                           9,290            147,154
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                                                   4,500             84,690
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Eastern US 2                                                                   16,500            282,975
-----------------------------------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                                                 206,681          9,788,412
-----------------------------------------------------------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. 1,2                                                                       19,900            432,626
-----------------------------------------------------------------------------------------------------------------------------------
UMB Financial Corp. 2                                                                                    37,060          1,588,392
-----------------------------------------------------------------------------------------------------------------------------------
WesBanco, Inc. 2                                                                                         31,200            779,376
                                                                                                                   ----------------
                                                                                                                        42,368,920
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Advance America Cash Advance Centers, Inc.                                                               95,600          1,020,052
-----------------------------------------------------------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                                                                  463,400         12,706,428
-----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                                                                   377,300          6,632,934
-----------------------------------------------------------------------------------------------------------------------------------


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Discover Financial Services 1                                                                           302,000    $     6,281,600
-----------------------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1,2                                                                                  41,200            554,140
-----------------------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1,2                                                                               89,900          2,973,892
                                                                                                                   ----------------
                                                                                                                        30,169,046
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Asset Acceptance Capital Corp. 2                                                                        112,800          1,308,480
-----------------------------------------------------------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                                                                     63,000          2,414,160
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                         198,000          7,959,600
-----------------------------------------------------------------------------------------------------------------------------------
Financial Federal Corp. 2                                                                                79,100          2,215,591
-----------------------------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A 2                                                        214,100         14,231,227
-----------------------------------------------------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund 2                                                                       230,000         18,409,200
-----------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1,2                                                                          105,800          1,587,000
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 2                                                                   172,865          9,173,946
-----------------------------------------------------------------------------------------------------------------------------------
Star Maritime Acquisition Corp. 1,2                                                                      43,600            610,836
                                                                                                                   ----------------
                                                                                                                        57,910,040
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.5%
Affirmative Insurance Holdings, Inc. 2                                                                   10,104            116,095
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                                             33,700            612,666
-----------------------------------------------------------------------------------------------------------------------------------
Alleghany Corp. 1                                                                                         1,000            406,000
-----------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Holdings Ltd.                                                                     25,280          1,312,285
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc. 2                                                                           173,700         10,927,467
-----------------------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                                           125,000          1,331,250
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                          107,800          3,074,456
-----------------------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 2                                                                      79,050          3,079,788
-----------------------------------------------------------------------------------------------------------------------------------
Amerisafe, Inc. 1,2                                                                                     129,400          2,140,276
-----------------------------------------------------------------------------------------------------------------------------------
AmTrust Financial Services, Inc. 2                                                                      104,700          1,588,299
-----------------------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                                62,900          4,680,389
-----------------------------------------------------------------------------------------------------------------------------------
Argo Group International Holdings Ltd. 1,2                                                              171,647          7,468,361
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                           269,600          7,524,536
-----------------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                          164,300          8,790,050
-----------------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                                   271,700          7,382,089
-----------------------------------------------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                                                               44,500          1,731,495
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                               65,100          2,819,481
-----------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.                                                                                       7,210            283,497
-----------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                                                                    170,300          3,002,389
-----------------------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The) 2                                                                            191,953          5,656,855
-----------------------------------------------------------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2                                                               37,200            803,520
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 2                                                                   384,468         15,540,197
-----------------------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                                             20,500            331,690
-----------------------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                                                                              30,800            800,492
-----------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                        24,100          1,001,355
-----------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                                    43,000          4,740,320
-----------------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                                                                      137,670          5,436,588
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                                              348,300          6,088,284
-----------------------------------------------------------------------------------------------------------------------------------


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                               88,570    $     3,243,433
-----------------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                                           63,740          2,744,007
-----------------------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc. 2                                                                9,300            228,036
-----------------------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc. 2                                                                              121,100          3,872,778
-----------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                            102,800          2,944,192
-----------------------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                                                                             78,700          3,410,071
-----------------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                                             406,000          8,002,260
-----------------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp. 2                                                                    270,100         10,863,422
-----------------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd. 2                                                                                     366,750         10,580,738
-----------------------------------------------------------------------------------------------------------------------------------
James River Group, Inc. 2                                                                                 3,100            100,440
-----------------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                                     242,700          9,460,446
-----------------------------------------------------------------------------------------------------------------------------------
Max Capital Group Ltd. 2                                                                                329,400          9,236,376
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc. 2                                                                                            198,900         12,142,845
-----------------------------------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1                                                                     141,000          1,270,410
-----------------------------------------------------------------------------------------------------------------------------------
Midland Co. (The) 2                                                                                      53,300          2,929,368
-----------------------------------------------------------------------------------------------------------------------------------
Montpelier Re Holdings Ltd. 2                                                                            19,900            352,230
-----------------------------------------------------------------------------------------------------------------------------------
National Interstate Corp. 2                                                                              16,000            492,640
-----------------------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2                                                              4,550          1,164,618
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                               66,500          3,579,030
-----------------------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1                                                                           20,500          1,112,125
-----------------------------------------------------------------------------------------------------------------------------------
NYMAGIC, Inc. 2                                                                                          38,900          1,081,809
-----------------------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                                             119,560          4,436,872
-----------------------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd. 2                                                                                57,950          4,577,471
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                                967,500         13,651,425
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                     334,400         12,025,024
-----------------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1,2                                                                                  207,183         11,160,948
-----------------------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                                         89,800          1,313,774
-----------------------------------------------------------------------------------------------------------------------------------
RAM Holdings Ltd. 1,2                                                                                    51,200            476,160
-----------------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                                       61,300          3,475,097
-----------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                              60,700          3,970,387
-----------------------------------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                                             282,800         16,040,416
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                            184,100         11,270,602
-----------------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                                           15,200            546,288
-----------------------------------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1,2                                                                  116,200          1,983,534
-----------------------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                                                       257,450          5,478,536
-----------------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                                           83,800          4,148,938
-----------------------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                               90,890          2,658,533
-----------------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                             24,400          1,716,052
-----------------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1,2                                                                327,657          7,047,902
-----------------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                                             97,170          3,798,375
-----------------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                                                     40,700            928,367
-----------------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                         311,080         13,964,381
                                                                                                                   ----------------
                                                                                                                       322,150,526


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.8%
Acadia Realty Trust 2                                                                                    14,600    $       396,098
-----------------------------------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                                                     54,800          1,717,432
-----------------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc. 1,2                                                                                     1,360            524,280
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc. 2                                                                  39,100          3,763,766
-----------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Trust, Inc. 2                                                                               42,300            799,047
-----------------------------------------------------------------------------------------------------------------------------------
Ashford Hospitality Trust                                                                               288,300          2,897,415
-----------------------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                                                                        33,900            442,056
-----------------------------------------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc. 2                                                                               8,500            204,850
-----------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust 2                                                                               112,592          2,849,704
-----------------------------------------------------------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                                                                   44,200          1,569,100
-----------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                                       113,800          3,988,690
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers, Inc. 2                                                                           58,900            802,218
-----------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                                              28,225            968,118
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust 2                                                                      48,700          2,027,381
-----------------------------------------------------------------------------------------------------------------------------------
DCT Industrial Trust, Inc. 2                                                                              1,800             18,846
-----------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                                                             259,200          4,512,672
-----------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc. 2                                                                            173,400          6,830,226
-----------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc. 2                                                                             41,300          1,869,238
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust 2                                                                         85,800          4,358,640
-----------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc. 2                                                                                     152,200          3,436,676
-----------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                                                                        45,200          2,341,360
-----------------------------------------------------------------------------------------------------------------------------------
Equity One, Inc. 2                                                                                      137,100          3,729,120
-----------------------------------------------------------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                                                                              273,300          5,446,869
-----------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                                   206,000          8,007,220
-----------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                                  28,700            674,450
-----------------------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                                                                 53,200          1,339,044
-----------------------------------------------------------------------------------------------------------------------------------
Hersha Hospitality Trust 2                                                                               61,300            606,870
-----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                              134,500          4,932,115
-----------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York, Inc. 2                                                                      36,800          1,920,224
-----------------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp. 2                                                                              265,900          4,118,791
-----------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group Trust                                                                                  74,100          1,393,080
-----------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties 2                                                                               68,600          2,886,688
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Realty Trust 2                                                                                140,400          2,809,404
-----------------------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc. 2                                                                                   79,900          1,891,233
-----------------------------------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc. 2                                                                         34,600            460,872
-----------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                                                                48,300          2,407,755
-----------------------------------------------------------------------------------------------------------------------------------
National Health Investors, Inc. 2                                                                        33,900          1,047,849
-----------------------------------------------------------------------------------------------------------------------------------
National Retail Properties, Inc. 2                                                                      212,800          5,188,064
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                                                      337,900         10,180,927
-----------------------------------------------------------------------------------------------------------------------------------
Newcastle Investment Corp. 2                                                                            103,600          1,825,432
-----------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                                                      198,500          3,082,705
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                                                               62,100          2,741,094
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                                             140,100          5,455,494
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                                                  56,100          3,189,285
-----------------------------------------------------------------------------------------------------------------------------------


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
RAIT Financial Trust 2                                                                                  142,100    $     1,169,483
-----------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                                                                      58,500          1,827,540
-----------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                                                   245,700          6,867,315
-----------------------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                                    46,000          1,528,120
-----------------------------------------------------------------------------------------------------------------------------------
Resource Capital Corp. 2                                                                                 11,500            129,490
-----------------------------------------------------------------------------------------------------------------------------------
Saul Centers, Inc. 2                                                                                     23,600          1,215,400
-----------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                                                       286,100          6,311,366
-----------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                                                              33,800          1,549,392
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc. 2                                                                      152,500          3,139,975
-----------------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc. 2                                                                        181,000          4,640,840
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                                                   139,100          5,646,069
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                                                                                    63,800          3,493,050
-----------------------------------------------------------------------------------------------------------------------------------
Washington Real Estate Investment Trust 2                                                                75,100          2,491,818
                                                                                                                   ----------------
                                                                                                                       161,662,256
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc. 2                                                                                  100             10,276
-----------------------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1,2                                                                             15,466            546,414
                                                                                                                   ----------------
                                                                                                                           556,690
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Anchor BanCorp Wisconsin, Inc.                                                                            6,800            183,600
-----------------------------------------------------------------------------------------------------------------------------------
Brookline Bancorp, Inc.                                                                                  50,100            580,659
-----------------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                                                                 86,400          1,124,928
-----------------------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                                131,090          7,577,002
-----------------------------------------------------------------------------------------------------------------------------------
Encore Bancshares, Inc. 1                                                                                54,600          1,148,238
-----------------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                                                          53,200          1,561,952
-----------------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                                                                            600             18,768
-----------------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                                                     871,250         12,328,188
-----------------------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                                            136,600          6,768,530
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                                                                                  10,400             95,680
-----------------------------------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                                               108,600          1,670,268
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Capital Bancorp, Inc. 2                                                                         17,100            483,075
-----------------------------------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                                                      5,200             86,008
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp. 2                                                                                 177,840          5,746,010
-----------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                                                                               194,300          1,832,249
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                   260,110          8,505,597
-----------------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc. 2                                                                    137,300          2,247,601
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc. 2                                                                                    354,750          8,258,580
-----------------------------------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                                            67,200          1,778,784
-----------------------------------------------------------------------------------------------------------------------------------
Washington Federal, Inc. 2                                                                              160,920          4,225,759
-----------------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp. 2                                                                                   21,700          1,354,080
                                                                                                                   ----------------
                                                                                                                        67,575,556


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.3%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Acorda Therapeutics, Inc. 1                                                                             100,200    $     1,838,670
-----------------------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                                                                 2,500             28,075
-----------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1,2                                                                        393,378          8,312,077
-----------------------------------------------------------------------------------------------------------------------------------
CytRx Corp. 1,2                                                                                         327,700          1,133,842
-----------------------------------------------------------------------------------------------------------------------------------
GTx, Inc. 1,2                                                                                             8,500            138,380
-----------------------------------------------------------------------------------------------------------------------------------
Halozyme Therapeutics, Inc. 1,2                                                                          66,500            577,885
-----------------------------------------------------------------------------------------------------------------------------------
Immunomedics, Inc. 1,2                                                                                  133,100            304,799
-----------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                                                                            7,254            108,592
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                                                36,640          1,910,776
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1,2                                                                           184,940          6,286,111
-----------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                                                                     175,432          3,122,690
-----------------------------------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                                                                       113,600          1,652,880
-----------------------------------------------------------------------------------------------------------------------------------
Seattle Genetics, Inc. 1,2                                                                               53,600            602,464
-----------------------------------------------------------------------------------------------------------------------------------
XOMA Ltd. 1,2                                                                                           153,100            522,071
                                                                                                                   ----------------
                                                                                                                        26,539,312
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Align Technology, Inc. 1,2                                                                              399,250         10,113,003
-----------------------------------------------------------------------------------------------------------------------------------
Analogic Corp. 2                                                                                        100,900          6,433,384
-----------------------------------------------------------------------------------------------------------------------------------
ArthroCare Corp. 1,2                                                                                     60,900          3,403,701
-----------------------------------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                                          306,000          8,564,940
-----------------------------------------------------------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1,2                                                                                43,400          1,601,460
-----------------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                                             144,800         11,055,480
-----------------------------------------------------------------------------------------------------------------------------------
Datascope Corp. 2                                                                                        55,611          1,880,208
-----------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                                                                           60,800          2,998,048
-----------------------------------------------------------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                                                                     97,000          2,579,230
-----------------------------------------------------------------------------------------------------------------------------------
Hansen Medical, Inc. 1,2                                                                                 37,000          1,003,070
-----------------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                                          25,200          1,537,200
-----------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1,2                                                                                       336,800         12,040,600
-----------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                               16,300          3,749,000
-----------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. 1,2                                                                  16,322            902,933
-----------------------------------------------------------------------------------------------------------------------------------
IRIS International, Inc. 1                                                                               27,300            524,160
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                                                                              161,220          9,073,462
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                                             221,002          6,700,781
-----------------------------------------------------------------------------------------------------------------------------------
OraSure Technologies, Inc. 1,2                                                                           36,600            367,830
-----------------------------------------------------------------------------------------------------------------------------------
Quidel Corp. 1,2                                                                                        146,600          2,867,496
-----------------------------------------------------------------------------------------------------------------------------------
Regeneration Technologies, Inc. 1,2                                                                      47,300            507,056
-----------------------------------------------------------------------------------------------------------------------------------
Stereotaxis, Inc. 1,2                                                                                    12,000            165,480
-----------------------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                            558,660         15,268,178
-----------------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                                                                     94,860          3,951,868
                                                                                                                   ----------------
                                                                                                                       107,288,568
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Air Methods Corp. 1,2                                                                                    62,399          2,882,834
-----------------------------------------------------------------------------------------------------------------------------------


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc. 1,2                                                                              265,500    $     2,405,430
-----------------------------------------------------------------------------------------------------------------------------------
American Dental Partners, Inc. 1,2                                                                       54,600          1,529,346
-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1,2                                                                                    199,319          6,872,519
-----------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                 186,500          8,454,045
-----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1,2                                                                        594,300         15,457,743
-----------------------------------------------------------------------------------------------------------------------------------
Centene Corp. 1,2                                                                                       310,231          6,673,069
-----------------------------------------------------------------------------------------------------------------------------------
Chemed Corp. 2                                                                                          310,100         19,275,816
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                                                         74,710          2,348,882
-----------------------------------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                                           48,850          1,129,412
-----------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                            174,400         10,849,424
-----------------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                                        9,200            160,724
-----------------------------------------------------------------------------------------------------------------------------------
CryoLife, Inc. 1,2                                                                                       92,900            877,905
-----------------------------------------------------------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1,2                                                                305,100          9,229,275
-----------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1,2                                                                         3,700             71,077
-----------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 1,2                                                                        18,400            208,472
-----------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                                      162,700          8,793,935
-----------------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                                                                   98,630          2,744,873
-----------------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1,2                                                                                  643,800         12,554,100
-----------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                          169,100         11,816,708
-----------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                                                            451,600          8,088,156
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                                                   45,900          3,590,757
-----------------------------------------------------------------------------------------------------------------------------------
Landauer, Inc. 2                                                                                         47,400          2,415,504
-----------------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                                      244,386          7,182,505
-----------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                                                                              47,500          1,425,475
-----------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                                136,800          5,013,720
-----------------------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1,2                                                                              35,200            920,832
-----------------------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                                                       126,000          3,459,960
-----------------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                                                             302,100         10,957,167
-----------------------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                                               8,000            411,120
-----------------------------------------------------------------------------------------------------------------------------------
Nighthawk Radiology Holdings, Inc. 1                                                                     47,000          1,151,970
-----------------------------------------------------------------------------------------------------------------------------------
PharMerica Corp. 1,2                                                                                    159,130          2,374,220
-----------------------------------------------------------------------------------------------------------------------------------
Providence Service Corp. 1                                                                               10,400            305,344
-----------------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                                             353,100          6,754,803
-----------------------------------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1,2                                                                                26,300            462,617
-----------------------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                                                       39,600            904,464
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                                                                         25,400          1,071,626
-----------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1                                                                 170,700          2,688,525
-----------------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                                                         371,000         13,122,270
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                                980,075          3,293,052
-----------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                                            48,720          5,136,550
                                                                                                                   ----------------
                                                                                                                       205,066,226


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.3%
Computer Programs & Systems, Inc. 2                                                                      11,000    $       289,960
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp. 1,2                                                                                      302,897          7,063,558
-----------------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                                                                      190,610          5,440,009
-----------------------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                                                                 193,000          3,861,930
                                                                                                                   ----------------
                                                                                                                        16,655,457
-----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.3%
Albany Molecular Research, Inc. 1                                                                        63,900            964,890
-----------------------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                                                                    46,213          4,182,277
-----------------------------------------------------------------------------------------------------------------------------------
Bruker BioSciences Corp. 1,2                                                                             53,800            473,440
-----------------------------------------------------------------------------------------------------------------------------------
Cambrex Corp. 2                                                                                           2,400             26,136
-----------------------------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                                           9,200            716,680
-----------------------------------------------------------------------------------------------------------------------------------
Dionex Corp. 1,2                                                                                        175,530         13,947,614
-----------------------------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1,2                                                                          133,200          1,517,148
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                                                      101,600          8,303,768
-----------------------------------------------------------------------------------------------------------------------------------
Kendle International, Inc. 1,2                                                                           50,640          2,103,079
-----------------------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                                                         219,940          9,076,924
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                       116,700          3,408,807
-----------------------------------------------------------------------------------------------------------------------------------
Pharmanet Development Group, Inc. 1,2                                                                   110,100          3,196,203
-----------------------------------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                                            7,990            504,009
-----------------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                                          331,080         21,059,999
-----------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                                          70,500          6,056,655
                                                                                                                   ----------------
                                                                                                                        75,537,629
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.9%
Alpharma, Inc., Cl. A 2                                                                                 327,376          6,992,751
-----------------------------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc. 1,2                                                                       51,900          1,094,052
-----------------------------------------------------------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1,2                                                                        68,800            917,792
-----------------------------------------------------------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                                                                       106,100          1,931,020
-----------------------------------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                                                                17,600            268,400
-----------------------------------------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc. 1,2                                                                            110,900          1,518,221
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                                    36,400          1,128,764
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                              29,500          1,100,055
-----------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc. 1                                                                               13,500            157,815
-----------------------------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A 1,2                                                                       388,000         11,096,800
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                            721,200          8,452,464
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                                   234,110          7,142,696
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. 1,2                                                                                    565,100         15,698,478
-----------------------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1,2                                                                          53,900            858,627
-----------------------------------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                                                              24,800            231,880
-----------------------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc. 1,2                                                                       544,380         10,103,693
-----------------------------------------------------------------------------------------------------------------------------------
Perrigo Co. 2                                                                                           694,520         14,828,002
-----------------------------------------------------------------------------------------------------------------------------------
Pozen, Inc. 1,2                                                                                         148,200          1,639,092
-----------------------------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1,2                                                                           90,300          1,121,526
-----------------------------------------------------------------------------------------------------------------------------------


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                                                                 564,700    $    14,693,494
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1                                                                                        150,530          4,139,575
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc. 1                                                           102,100          1,580,508
-----------------------------------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                                                                    130,600          1,162,340
-----------------------------------------------------------------------------------------------------------------------------------
Vivus, Inc. 1,2                                                                                          55,800            276,768
-----------------------------------------------------------------------------------------------------------------------------------
Xenoport, Inc. 1,2                                                                                       74,141          3,488,334
                                                                                                                   ----------------
                                                                                                                       111,623,147
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.0%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
American Science & Engineering, Inc.                                                                     28,100          1,760,746
-----------------------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1,2                                                                                7,700            331,100
-----------------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                                                                      251,850         19,075,119
-----------------------------------------------------------------------------------------------------------------------------------
Cubic Corp.                                                                                             117,311          4,947,005
-----------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                                                                  358,700         17,038,250
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                                                  173,621          9,569,990
-----------------------------------------------------------------------------------------------------------------------------------
Ducommun, Inc. 1,2                                                                                       34,000          1,098,200
-----------------------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1                                                                    398,640          9,212,570
-----------------------------------------------------------------------------------------------------------------------------------
EDO Corp. 2                                                                                              26,300          1,473,063
-----------------------------------------------------------------------------------------------------------------------------------
HEICO Corp. 2                                                                                            33,900          1,673,304
-----------------------------------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2                                                                 23,500            445,795
-----------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                              676,565         15,046,806
-----------------------------------------------------------------------------------------------------------------------------------
United Industrial Corp. 2                                                                                42,800          3,221,128
                                                                                                                   ----------------
                                                                                                                        84,893,076
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
ABX Air, Inc. 1,2                                                                                       192,300          1,361,484
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 1,2                                                                   80,220          4,141,759
-----------------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1,2                                                                              478,890         14,381,067
-----------------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc. 2                                                                             101,300          1,929,765
-----------------------------------------------------------------------------------------------------------------------------------
Park-Ohio Holdings Corp. 1,2                                                                              6,200            160,890
                                                                                                                   ----------------
                                                                                                                        21,974,965
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.7%
Allegiant Travel Co. 1                                                                                    6,400            194,048
-----------------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                                                           289,600          6,455,184
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                                     204,200          6,744,726
-----------------------------------------------------------------------------------------------------------------------------------
Copa Holdings SA, Cl. A                                                                                 131,900          5,282,595
-----------------------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1,2                                                                           165,200            510,468
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 1                                                                              149,100          2,653,980
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1,2                                                                             128,800          2,063,376
-----------------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1,2                                                                     182,900          3,871,993
-----------------------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                                            29,000            729,930
-----------------------------------------------------------------------------------------------------------------------------------
UAL Corp. 1,2                                                                                           146,300          6,807,339
-----------------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                                201,830          5,298,038
                                                                                                                   ----------------
                                                                                                                        40,611,677


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Aaon, Inc. 2                                                                                             29,450    $       581,049
-----------------------------------------------------------------------------------------------------------------------------------
American Woodmark Corp. 2                                                                                32,100            795,759
-----------------------------------------------------------------------------------------------------------------------------------
Ameron International Corp. 2                                                                             25,773          2,726,010
-----------------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc. 2                                                                              102,090          2,648,215
-----------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                                                                           33,900            365,442
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. 1,2                                                                                130,200          3,109,176
-----------------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                              188,153          6,359,571
-----------------------------------------------------------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc. 2                                                                        81,476          2,595,011
-----------------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                                        53,200          1,590,680
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                                           140,609          5,279,868
                                                                                                                   ----------------
                                                                                                                        26,050,781
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.7%
ABM Industries, Inc. 2                                                                                  578,150         11,551,437
-----------------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                                                                   495,191         11,112,086
-----------------------------------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                                                                     375,900         13,645,170
-----------------------------------------------------------------------------------------------------------------------------------
Advisory Board Co. (The) 1,2                                                                             24,530          1,434,269
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1                                                                         351,700          4,484,175
-----------------------------------------------------------------------------------------------------------------------------------
American Ecology Corp. 2                                                                                  9,100            192,829
-----------------------------------------------------------------------------------------------------------------------------------
Barrett Business Services, Inc. 2                                                                        12,800            305,024
-----------------------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                                                                     143,600          2,392,376
-----------------------------------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                                                                           43,800            348,210
-----------------------------------------------------------------------------------------------------------------------------------
CDI Corp. 2                                                                                             100,200          2,793,576
-----------------------------------------------------------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                                                                      75,410          2,859,547
-----------------------------------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                                                                             178,500          2,534,700
-----------------------------------------------------------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1,2                                                                            147,800          2,484,518
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1,2                                                                         148,420          9,319,292
-----------------------------------------------------------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                                                                            76,800          1,808,640
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                                                      23,200          1,722,368
-----------------------------------------------------------------------------------------------------------------------------------
CRA International, Inc. 1,2                                                                               7,000            337,330
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                            549,800         20,254,632
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Management & Technology Consultants, Inc. 2                                                     173,600          1,597,120
-----------------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                                             225,800          8,255,248
-----------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                                                                   42,970          4,237,272
-----------------------------------------------------------------------------------------------------------------------------------
Ennis, Inc. 2                                                                                            94,000          2,071,760
-----------------------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1,2                                                                                      109,100          2,737,319
-----------------------------------------------------------------------------------------------------------------------------------
First Consulting Group, Inc. 1                                                                            3,400             35,020
-----------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc. 1,2                                                                                 22,693          1,141,685
-----------------------------------------------------------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1,2                                                                                   49,100          1,084,619
-----------------------------------------------------------------------------------------------------------------------------------
GeoEye, Inc. 1,2                                                                                         40,100          1,032,575
-----------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2                                                            310,098         11,303,072
-----------------------------------------------------------------------------------------------------------------------------------
HNI Corp. 2                                                                                              90,500          3,258,000
-----------------------------------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1,2                                                                         151,000          1,922,230
-----------------------------------------------------------------------------------------------------------------------------------
ICF International, Inc. 1                                                                                43,500          1,199,730
-----------------------------------------------------------------------------------------------------------------------------------


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1,2                                                                                    120,800    $     6,823,992
-----------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                           1,197,700         15,390,445
-----------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                                                                                421,800          7,613,490
-----------------------------------------------------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A 2                                                                            14,100            279,321
-----------------------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                                                         45,500            585,130
-----------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                             728,200         12,918,268
-----------------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                                            693,800         11,454,638
-----------------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                                                   784,600         14,522,946
-----------------------------------------------------------------------------------------------------------------------------------
Layne Christensen Co. 1,2                                                                                44,790          2,484,949
-----------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                          111,600          7,181,460
-----------------------------------------------------------------------------------------------------------------------------------
McGrath Rentcorp 2                                                                                       11,300            375,612
-----------------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                                   144,900          3,932,586
-----------------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                             246,800          6,485,904
-----------------------------------------------------------------------------------------------------------------------------------
Pike Electric Corp. 1,2                                                                                  95,200          1,785,952
-----------------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                                 225,420          7,373,488
-----------------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 2                                                                            209,800          4,856,870
-----------------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                                         154,400          4,610,384
-----------------------------------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                                           257,200          6,864,668
-----------------------------------------------------------------------------------------------------------------------------------
RSC Holdings, Inc. 1,2                                                                                  179,129          2,937,716
-----------------------------------------------------------------------------------------------------------------------------------
Schawk, Inc. 2                                                                                            6,700            151,219
-----------------------------------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1                                                                                 18,300            633,729
-----------------------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1                                                                                        338,400          2,795,184
-----------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A 2                                                                                340,630          6,124,527
-----------------------------------------------------------------------------------------------------------------------------------
Team, Inc. 1,2                                                                                          101,800          2,787,284
-----------------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                                               373,975          8,941,742
-----------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                                                                    472,343          9,975,884
-----------------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                               260,000         14,435,200
-----------------------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                                              370,000         13,320,000
-----------------------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                                                      53,750            948,150
-----------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                                               314,645          9,993,125
-----------------------------------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc. 2                                                                             41,200          1,179,144
-----------------------------------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings 2                                                                           323,290         14,528,653
                                                                                                                   ----------------
                                                                                                                       333,747,489
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Aecom Technology Corp. 1                                                                                 19,600            684,628
-----------------------------------------------------------------------------------------------------------------------------------
Baker (Michael) Corp. 1                                                                                  44,000          2,156,440
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV 2                                                                          113,970          4,907,548
-----------------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                                     638,700         20,029,632
-----------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                                                                                               4,300            619,114
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1,2                                                                 54,100          1,385,501
-----------------------------------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                                                          316,300         17,690,659
-----------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                                                 421,226         11,141,428
-----------------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1,2                                                                 31,200          2,739,672
                                                                                                                   ----------------
                                                                                                                        61,354,622


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
Acuity Brands, Inc.                                                                                     198,600    $    10,025,328
-----------------------------------------------------------------------------------------------------------------------------------
AZZ, Inc. 1,2                                                                                            47,400          1,657,104
-----------------------------------------------------------------------------------------------------------------------------------
Belden, Inc. 2                                                                                          130,800          6,135,828
-----------------------------------------------------------------------------------------------------------------------------------
Coleman Cable, Inc. 1                                                                                     2,100             29,064
-----------------------------------------------------------------------------------------------------------------------------------
Encore Wire Corp. 2                                                                                      51,500          1,294,195
-----------------------------------------------------------------------------------------------------------------------------------
EnerSys, Inc. 1,2                                                                                        94,300          1,675,711
-----------------------------------------------------------------------------------------------------------------------------------
FuelCell Energy, Inc. 1                                                                                  93,800            838,572
-----------------------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                                                                            50,289          3,231,571
-----------------------------------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1,2                                                                       1,166,700         20,813,928
-----------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                                                     14,330            818,530
-----------------------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1,2                                                                                         109,950          3,796,574
-----------------------------------------------------------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1                                                                            58,000          1,563,680
-----------------------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc.                                                                                     38,100            781,812
-----------------------------------------------------------------------------------------------------------------------------------
Powell Industries, Inc. 1,2                                                                               8,500            322,065
-----------------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                                                                     55,496          2,657,703
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                                59,400          4,128,894
-----------------------------------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                                                                     45,128          1,980,217
-----------------------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                                                                                 38,400          1,431,552
-----------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                                  158,700          9,306,168
-----------------------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                                            33,563            406,784
-----------------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                                                 340,801         21,265,982
                                                                                                                   ----------------
                                                                                                                        94,161,262
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Raven Industries, Inc. 2                                                                                 34,500          1,381,725
-----------------------------------------------------------------------------------------------------------------------------------
Sequa Corp., Cl. A 1,2                                                                                   46,350          7,683,903
-----------------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                                          105,700          8,236,144
-----------------------------------------------------------------------------------------------------------------------------------
Tredegar Corp. 2                                                                                        231,200          3,988,200
                                                                                                                   ----------------
                                                                                                                        21,289,972
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.6%
Accuride Corp. 1,2                                                                                      190,700          2,309,377
-----------------------------------------------------------------------------------------------------------------------------------
Actuant Corp., Cl. A 2                                                                                  102,700          6,672,419
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp. 1                                                                                             27,000          1,370,790
-----------------------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp. 2                                                                                 70,300          2,768,414
-----------------------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1,2                                                                              172,040          9,883,698
-----------------------------------------------------------------------------------------------------------------------------------
Axsys Technologies, Inc. 1,2                                                                              8,300            256,968
-----------------------------------------------------------------------------------------------------------------------------------
Badger Meter, Inc. 2                                                                                     27,800            890,990
-----------------------------------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                                                                    142,880          4,560,730
-----------------------------------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                                             90,400          1,026,944
-----------------------------------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                                                          91,020          5,931,773
-----------------------------------------------------------------------------------------------------------------------------------
CIRCOR International, Inc. 2                                                                             60,600          2,751,846
-----------------------------------------------------------------------------------------------------------------------------------
Clarcor, Inc. 2                                                                                          95,600          3,270,476
-----------------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                                                                                61,400          1,528,246
-----------------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                                 3,700            177,489
-----------------------------------------------------------------------------------------------------------------------------------


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                            50,510    $     6,459,724
-----------------------------------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1,2                                                                              206,380          8,379,028
-----------------------------------------------------------------------------------------------------------------------------------
Freightcar America, Inc. 2                                                                               20,300            775,460
-----------------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                                                  254,700          9,933,300
-----------------------------------------------------------------------------------------------------------------------------------
Gorman-Rupp Co. (The) 2                                                                                  14,350            475,846
-----------------------------------------------------------------------------------------------------------------------------------
Hardinge, Inc. 2                                                                                         62,400          2,173,392
-----------------------------------------------------------------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                                                                     41,000          2,216,460
-----------------------------------------------------------------------------------------------------------------------------------
Kadant, Inc. 1,2                                                                                         84,100          2,354,800
-----------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp. 2                                                                                          241,910         12,576,901
-----------------------------------------------------------------------------------------------------------------------------------
L.B. Foster Co., Cl. A 1                                                                                 30,300          1,316,838
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                 1,460             64,649
-----------------------------------------------------------------------------------------------------------------------------------
McCoy Corp. 3                                                                                           315,600          1,567,450
-----------------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                                                                212,000         13,682,480
-----------------------------------------------------------------------------------------------------------------------------------
Miller Industries, Inc. 1,2                                                                               4,000             68,480
-----------------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc. 2                                                                              227,700          8,229,078
-----------------------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                                            73,630          7,619,232
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1,2                                                                         70,700          4,362,190
-----------------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                                           101,221          5,082,306
-----------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                              196,500          7,643,850
-----------------------------------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                                                                   87,000          3,336,450
-----------------------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc. 2                                                                                 170,770          9,783,413
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                               114,500         10,598,120
-----------------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                                   78,600          2,499,480
-----------------------------------------------------------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A 1,2                                                                         66,800          1,285,900
-----------------------------------------------------------------------------------------------------------------------------------
Tennant Co. 2                                                                                            49,850          2,427,695
-----------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc.                                                                                91,000          2,904,720
-----------------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                                          155,670          9,158,066
-----------------------------------------------------------------------------------------------------------------------------------
TurboChef Technologies, Inc. 1                                                                           17,200            227,040
-----------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc. 2                                                                              162,200         13,762,670
-----------------------------------------------------------------------------------------------------------------------------------
Wabash National Corp. 2                                                                                 126,000          1,422,540
-----------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                            374,470         14,027,646
                                                                                                                   ----------------
                                                                                                                       209,815,364
-----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.4%
American Commercial Lines, Inc. 1,2                                                                     140,289          3,329,058
-----------------------------------------------------------------------------------------------------------------------------------
Excel Maritime Carriers Ltd.                                                                            114,700          6,400,260
-----------------------------------------------------------------------------------------------------------------------------------
Genco Shipping & Trading Ltd. 2                                                                          17,300          1,133,669
-----------------------------------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A 2                                                                            434,400         13,262,232
-----------------------------------------------------------------------------------------------------------------------------------
TBS International Ltd., Cl. A 1                                                                           4,800            198,000
                                                                                                                   ----------------
                                                                                                                        24,323,219
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Avis Budget Group, Inc. 1                                                                               189,830          4,345,209
-----------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                            91,740          4,220,040
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                                                11,300            391,997
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern, Inc. 1,2                                                                          102,020          3,281,983
-----------------------------------------------------------------------------------------------------------------------------------


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                             171,200    $     6,029,664
-----------------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                                                    79,200          3,324,024
-----------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                                      10,800            529,200
-----------------------------------------------------------------------------------------------------------------------------------
Saia, Inc. 1                                                                                             27,299            451,252
                                                                                         `                          ---------------
                                                                                                                        22,573,369
-----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Applied Industrial Technologies, Inc.                                                                   524,100         16,158,003
-----------------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                                                                64,500            454,080
-----------------------------------------------------------------------------------------------------------------------------------
Houston Wire & Cable Co. 2                                                                               20,200            365,822
-----------------------------------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                                                                     74,500          2,574,720
-----------------------------------------------------------------------------------------------------------------------------------
NuCo2, Inc. 1                                                                                             4,500            115,830
-----------------------------------------------------------------------------------------------------------------------------------
TAL International Group, Inc. 2                                                                          13,300            333,431
-----------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp. 2                                                                                     528,039         16,559,303
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                      71,700          6,538,323
-----------------------------------------------------------------------------------------------------------------------------------
Watsco, Inc. 2                                                                                           69,890          3,244,993
                                                                                         `                          ---------------
                                                                                                                        46,344,505
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc. 1                                                                               189,700          2,674,770
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.1%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
ADC Telecommunications, Inc. 1                                                                          699,650         13,720,137
-----------------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc. 2                                                                                          708,200         16,309,846
-----------------------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                                                                               55,500            782,550
-----------------------------------------------------------------------------------------------------------------------------------
Andrew Corp. 1                                                                                          394,000          5,456,900
-----------------------------------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1,2                                                                                 1,246,800         15,397,980
-----------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                           500,300          8,485,088
-----------------------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A 2                                                                                  36,200          1,382,116
-----------------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1                                                                                35,900          2,827,484
-----------------------------------------------------------------------------------------------------------------------------------
C-COR.net Corp. 1,2                                                                                     192,700          2,214,123
-----------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                                       175,200          8,802,048
-----------------------------------------------------------------------------------------------------------------------------------
Comtech Group, Inc. 1,2                                                                                  46,700            850,407
-----------------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                                                                    352,000         18,828,480
-----------------------------------------------------------------------------------------------------------------------------------
Ditech Networks, Inc. 1,2                                                                                89,000            469,030
-----------------------------------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1,2                                                                              503,900         15,434,457
-----------------------------------------------------------------------------------------------------------------------------------
EMS Technologies, Inc. 1,2                                                                              101,100          2,479,983
-----------------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1,2                                                                              498,700          1,915,008
-----------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                                      69,700          2,592,143
-----------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                                                507,450          9,017,387
-----------------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1                                                                                        221,500          2,350,115
-----------------------------------------------------------------------------------------------------------------------------------
Infinera Corp. 1,2                                                                                       89,600          1,805,440
-----------------------------------------------------------------------------------------------------------------------------------
InterDigital, Inc. 1,2                                                                                  549,850         11,425,883
-----------------------------------------------------------------------------------------------------------------------------------
Ixia 1,2                                                                                                 23,700            206,664
-----------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 1,2                                                                    49,500          1,967,625
-----------------------------------------------------------------------------------------------------------------------------------


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1,2                                                                                        150,430    $     2,116,550
-----------------------------------------------------------------------------------------------------------------------------------
Netgear, Inc. 1,2                                                                                       154,266          4,692,772
-----------------------------------------------------------------------------------------------------------------------------------
Network Equipment Technologies, Inc. 1,2                                                                162,600          2,357,700
-----------------------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1,2                                                                       28,300            141,783
-----------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc. 2                                                                                     338,570          9,666,174
-----------------------------------------------------------------------------------------------------------------------------------
ShoreTel, Inc. 1                                                                                        273,500          3,916,520
-----------------------------------------------------------------------------------------------------------------------------------
Starent Networks Corp. 1                                                                                 45,780            966,416
-----------------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                                                                    21,500            101,050
-----------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                                                                        107,900          3,326,557
                                                                                         `                          ---------------
                                                                                                                       172,006,416
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
Brocade Communications Systems, Inc. 1                                                                  829,000          7,096,240
-----------------------------------------------------------------------------------------------------------------------------------
Data Domain, Inc. 1,2                                                                                       520             16,094
-----------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                                                                       512,020         13,752,857
-----------------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1,2                                                                                        627,588         12,030,862
-----------------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1,2                                                                           1,700             41,820
-----------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1,2                                                                                       87,000            393,240
-----------------------------------------------------------------------------------------------------------------------------------
Immersion Corp. 1,2                                                                                      39,300            643,734
-----------------------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1,2                                                                                        70,500          1,071,600
-----------------------------------------------------------------------------------------------------------------------------------
Iomega Corp. 1,2                                                                                        148,100            776,044
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                                    175,800          7,300,974
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                             127,400          6,344,520
-----------------------------------------------------------------------------------------------------------------------------------
Netezza Corp. 1                                                                                           9,630            120,471
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                               240,500          6,471,855
-----------------------------------------------------------------------------------------------------------------------------------
Novatel Wireless, Inc. 1,2                                                                              219,600          4,973,940
-----------------------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                                          506,200          8,235,874
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                                          407,300          5,478,185
-----------------------------------------------------------------------------------------------------------------------------------
Rimage Corp. 1,2                                                                                          7,400            166,056
-----------------------------------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                                                                     117,100          3,227,276
-----------------------------------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1,2                                                                                     243,500         11,629,560
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                                 417,200         10,563,504
-----------------------------------------------------------------------------------------------------------------------------------
Xyratex Ltd. 1                                                                                           32,400            621,756
                                                                                         `                          ---------------
                                                                                                                       100,956,462
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Acacia Research Corp. 1,2                                                                               173,900          2,552,852
-----------------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. 1,2                                                                          18,200          1,500,590
-----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                               159,950          6,801,074
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                           263,700         10,511,082
-----------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                                10,950            176,295
-----------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1,2                                                                            279,380          7,372,838
-----------------------------------------------------------------------------------------------------------------------------------
Cognex Corp. 2                                                                                           82,000          1,456,320
-----------------------------------------------------------------------------------------------------------------------------------
CPI International, Inc. 1,2                                                                              41,700            792,717
-----------------------------------------------------------------------------------------------------------------------------------


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                                                             146,800    $     1,893,720
-----------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                                                                       111,595          3,885,738
-----------------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                                                                  65,500          1,569,380
-----------------------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc. 1,2                                                                               11,200            279,440
-----------------------------------------------------------------------------------------------------------------------------------
FARO Technologies, Inc. 1                                                                                80,270          3,543,921
-----------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc. 1,2                                                                                   36,200          2,005,118
-----------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1,2                                                                           258,530          6,672,659
-----------------------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1,2                                                                                    268,500          9,582,765
-----------------------------------------------------------------------------------------------------------------------------------
LoJack Corp. 1,2                                                                                        103,700          1,966,152
-----------------------------------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc. 1,2                                                                        16,800            468,720
-----------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A 2                                                                      168,200          2,531,410
-----------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                                     60,540          6,175,080
-----------------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                                                      73,800          3,070,080
-----------------------------------------------------------------------------------------------------------------------------------
NAM TAI Electronics, Inc. 2                                                                              27,600            347,208
-----------------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.                                                                               43,100          1,479,623
-----------------------------------------------------------------------------------------------------------------------------------
OYO Geospace Corp. 1,2                                                                                   11,300          1,047,623
-----------------------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                                               86,700          2,911,386
-----------------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                                                                  93,200          1,165,000
-----------------------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                                                      239,900         16,843,379
-----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                                                   1,182,320          2,506,518
-----------------------------------------------------------------------------------------------------------------------------------
Smart Modular Technologies, Inc. 1                                                                      152,300          1,088,945
-----------------------------------------------------------------------------------------------------------------------------------
SYNNEX Corp. 1,2                                                                                         19,700            405,032
-----------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                                       213,890          8,581,267
-----------------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.                                                                                        205,014          5,525,127
-----------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                                         230,600          6,396,844
-----------------------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1,2                                                                                           19,700            256,691
                                                                                                                   ----------------
                                                                                                                       123,362,594
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.1%
AsiaInfo Holdings, Inc. 1,2                                                                             248,500          2,251,410
-----------------------------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1,2                                                                                       66,600          3,071,592
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                                                              213,200          2,954,952
-----------------------------------------------------------------------------------------------------------------------------------
CMGI, Inc. 1,2                                                                                        4,737,450          6,442,932
-----------------------------------------------------------------------------------------------------------------------------------
comScore, Inc. 1                                                                                         18,000            486,000
-----------------------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1,2                                                                                    39,400            460,586
-----------------------------------------------------------------------------------------------------------------------------------
DealerTrack Holdings, Inc. 1,2                                                                           56,300          2,357,844
-----------------------------------------------------------------------------------------------------------------------------------
Dice Holdings, Inc. 1                                                                                    59,900            615,772
-----------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                                   167,000          7,473,250
-----------------------------------------------------------------------------------------------------------------------------------
DivX, Inc. 1,2                                                                                           40,100            596,287
-----------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 1,2                                                                                        14,400          1,277,136
-----------------------------------------------------------------------------------------------------------------------------------
Greenfield Online, Inc. 1,2                                                                             111,100          1,694,275
-----------------------------------------------------------------------------------------------------------------------------------
iBasis, Inc. 1,2                                                                                         37,800            406,350
-----------------------------------------------------------------------------------------------------------------------------------
Imergent, Inc. 2                                                                                         70,200          1,574,586
-----------------------------------------------------------------------------------------------------------------------------------
Internet Capital Group, Inc. 1,2                                                                          1,200             14,400
-----------------------------------------------------------------------------------------------------------------------------------


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1,2                                                                                    181,400    $     2,581,322
-----------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                                                      531,768         17,404,767
-----------------------------------------------------------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                                                                  15,100            207,323
-----------------------------------------------------------------------------------------------------------------------------------
LoopNet, Inc. 1,2                                                                                       102,500          2,105,350
-----------------------------------------------------------------------------------------------------------------------------------
Omniture, Inc. 1,2                                                                                      127,680          3,871,258
-----------------------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                                     389,300         10,110,121
-----------------------------------------------------------------------------------------------------------------------------------
Perficient, Inc. 1                                                                                       48,500          1,060,695
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                                                              355,900          3,220,895
-----------------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                                                     277,200          2,419,956
-----------------------------------------------------------------------------------------------------------------------------------
TechTarget, Inc. 1                                                                                       24,340            411,346
-----------------------------------------------------------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                                                                   136,000          1,646,960
-----------------------------------------------------------------------------------------------------------------------------------
Travelzoo, Inc. 1                                                                                        32,400            743,580
-----------------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                                                 1,083,250         16,259,583
-----------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                                      610,198         13,705,047
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                                        335,800         11,329,892
-----------------------------------------------------------------------------------------------------------------------------------
Vignette Corp. 1,2                                                                                      166,900          3,349,683
-----------------------------------------------------------------------------------------------------------------------------------
Vocus, Inc. 1                                                                                            34,700          1,014,628
-----------------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                                       95,100          1,876,323
                                                                                                                   ----------------
                                                                                                                       124,996,101
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.7%
Acxiom Corp.                                                                                            265,970          5,263,546
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                                                              87,000          4,370,880
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                                                            58,400          4,522,496
-----------------------------------------------------------------------------------------------------------------------------------
Authorize.Net Holdings, Inc. 1                                                                          189,600          3,342,648
-----------------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc. 1,2                                                                                  487,210          1,973,201
-----------------------------------------------------------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc. 2                                                                  300,575          5,695,896
-----------------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                                                        46,240          2,362,402
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                                         38,300          1,330,542
-----------------------------------------------------------------------------------------------------------------------------------
CIBER, Inc. 1,2                                                                                         287,400          2,244,594
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                               227,750         12,731,225
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                                       427,627          7,423,605
-----------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                                       515,101         10,945,896
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1                                                                                      58,568          5,025,720
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                           130,000          2,839,200
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                            144,400          6,407,028
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                                          103,000          5,238,580
-----------------------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                                                             56,900          1,341,133
-----------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                                                                  135,000          3,302,100
-----------------------------------------------------------------------------------------------------------------------------------
Heartland Payment Systems, Inc. 2                                                                       226,400          5,818,480
-----------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                                                               116,200          4,072,810
-----------------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1,2                                                                         342,700         12,330,346
-----------------------------------------------------------------------------------------------------------------------------------
Maximus, Inc. 2                                                                                         125,980          5,490,208
-----------------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                                       547,400          6,103,510
-----------------------------------------------------------------------------------------------------------------------------------


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                                                       70,300    $     1,330,076
-----------------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                                                                          382,258          6,463,983
-----------------------------------------------------------------------------------------------------------------------------------
RightNow Technologies, Inc. 1,2                                                                          29,000            466,610
-----------------------------------------------------------------------------------------------------------------------------------
Safeguard Scientifics, Inc. 1,2                                                                         144,900            331,821
-----------------------------------------------------------------------------------------------------------------------------------
SAIC, Inc. 1                                                                                            247,700          4,753,363
-----------------------------------------------------------------------------------------------------------------------------------
Sapient Corp. 1,2                                                                                       493,800          3,313,398
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                                         59,000          1,656,720
-----------------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                               124,500          2,067,945
-----------------------------------------------------------------------------------------------------------------------------------
Syntel, Inc. 2                                                                                          200,220          8,325,148
-----------------------------------------------------------------------------------------------------------------------------------
TNS, Inc.                                                                                                 2,600             41,756
-----------------------------------------------------------------------------------------------------------------------------------
Total System Services, Inc. 2                                                                           143,400          3,983,652
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp. 1                                                                                          146,729            971,346
-----------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp. 1                                                                                    9,400            343,006
                                                                                                                   ----------------
                                                                                                                       154,224,870
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.0%
Actel Corp. 1,2                                                                                          96,400          1,034,372
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Analogic Technologies, Inc. 1,2                                                                 48,600            517,104
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                                                    700,500         10,577,550
-----------------------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc. 1,2                                                                                 725,900          7,048,489
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                                                              991,510         11,422,195
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                    256,100          9,260,576
-----------------------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc. 1                                                                              152,100            804,609
-----------------------------------------------------------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                                                                        411,800         12,341,646
-----------------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                                         1,470,848          7,589,576
-----------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                                                          377,100         11,218,725
-----------------------------------------------------------------------------------------------------------------------------------
AuthenTec, Inc. 1                                                                                       157,100          1,571,000
-----------------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1,2                                                                           18,300             93,513
-----------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                                                                             961,500         13,691,760
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1,2                                                                        226,300          9,674,325
-----------------------------------------------------------------------------------------------------------------------------------
Cohu, Inc. 2                                                                                             62,100          1,164,375
-----------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp. 1,2                                                                              449,200          1,388,028
-----------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                                                         418,580         16,069,286
-----------------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                                                        36,000            569,880
-----------------------------------------------------------------------------------------------------------------------------------
EMCORE Corp. 1,2                                                                                        124,000          1,190,400
-----------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                                        988,670          8,581,656
-----------------------------------------------------------------------------------------------------------------------------------
Exar Corp. 1,2                                                                                          127,500          1,665,150
-----------------------------------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                                             537,600         16,896,768
-----------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1,2                                                                              63,035          2,782,995
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                                    192,900          2,986,092
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                                   301,700         10,085,831
-----------------------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1                                                                                             20,500            213,815
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                        221,510         12,355,828
-----------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                                                                    276,300          2,343,024
-----------------------------------------------------------------------------------------------------------------------------------


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                                    206,600    $    11,003,516
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp. 2                                                                               171,960          6,016,880
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp. 1,2                                                                                           300,100          1,071,357
-----------------------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1,2                                                                            174,800          1,512,020
-----------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 2                                                                                        1,291,400         13,947,120
-----------------------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                                                      54,900            330,498
-----------------------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1,2                                                                       62,800            496,120
-----------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1,2                                                                               673,900         12,817,578
-----------------------------------------------------------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1,2                                                                      121,760          3,092,704
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                            430,800         11,683,296
-----------------------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                                                                          93,200          3,365,452
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1,2                                                                              345,100          9,407,426
-----------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                                              793,400          9,965,104
-----------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                                                                  1,537,584         12,900,330
-----------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc. 1,2                                                                            1,821,000         12,255,330
-----------------------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1,2                                                                           80,400          1,111,932
-----------------------------------------------------------------------------------------------------------------------------------
Semtech Corp. 1                                                                                         687,120         14,072,218
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Designs, Inc. 1,2                                                                                  70,900          3,420,216
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                                            294,750         12,308,760
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1,2                                                                    272,900            878,738
-----------------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1,2                                                                      197,900          4,225,165
-----------------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                                                          1,297,340         11,727,954
-----------------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp. 1,2                                                                          87,640          3,367,129
-----------------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                                       45,100          1,798,588
-----------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                                        642,500          8,866,500
-----------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1,2                                                                          275,400         10,327,500
-----------------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                                                          121,300            595,583
-----------------------------------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                                             33,300            489,510
-----------------------------------------------------------------------------------------------------------------------------------
Ultratech, Inc. 1                                                                                        22,300            309,078
-----------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                                       180,970          9,685,514
-----------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                                                                              42,000            813,960
-----------------------------------------------------------------------------------------------------------------------------------
Verigy Ltd. 1                                                                                           520,400         12,859,084
-----------------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. 1,2                                                                         41,000            503,480
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                            446,600         11,674,124
-----------------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                           538,900         10,885,780
                                                                                                                   ----------------
                                                                                                                       404,924,112
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.5%
Activision, Inc. 1                                                                                      293,140          6,328,893
-----------------------------------------------------------------------------------------------------------------------------------
Actuate Corp. 1,2                                                                                       461,000          2,973,450
-----------------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc. 1,2                                                                               107,800          5,063,366
-----------------------------------------------------------------------------------------------------------------------------------
American Software, Inc. 2                                                                                28,000            257,600
-----------------------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1,2                                                                                         81,046          2,672,897
-----------------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                                                         122,350          4,180,700
-----------------------------------------------------------------------------------------------------------------------------------


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Applix, Inc. 1                                                                                           44,200    $       785,876
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                                                              991,590         14,199,569
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                                        262,100         13,097,137
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                                     755,680         10,481,282
-----------------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                                         323,366          8,161,758
-----------------------------------------------------------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                                                                     80,499          3,690,074
-----------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                                    349,100         10,902,393
-----------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                                          353,100          7,835,289
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1                                                                247,900          6,242,122
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                                  168,800          6,806,016
-----------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                                           47,600          1,976,828
-----------------------------------------------------------------------------------------------------------------------------------
Commvault Systems, Inc. 1,2                                                                              28,200            522,264
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                                       846,776          6,791,144
-----------------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1,2                                                                           205,700          6,483,664
-----------------------------------------------------------------------------------------------------------------------------------
Double-Take Software, Inc. 1                                                                             23,300            445,263
-----------------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1,2                                                                               194,600          2,679,642
-----------------------------------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                                                                  197,450          3,716,009
-----------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp. 2                                                                                      219,500          7,926,145
-----------------------------------------------------------------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                                                                           229,500          2,765,475
-----------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                                         337,300          8,722,578
-----------------------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1,2                                                                                   402,500          6,319,250
-----------------------------------------------------------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1,2                                                                       55,000          1,045,000
-----------------------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                                                                               20,300            190,617
-----------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                           96,800          2,933,040
-----------------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                                                              103,700          2,142,442
-----------------------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                                                                               765,680          7,664,457
-----------------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                                                                       200,600          2,822,442
-----------------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                                                                            170,700          4,678,887
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                          299,200         10,433,104
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                                                                               581,430          8,779,593
-----------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1,2                                                                                140,141          9,118,975
-----------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                                          158,500         12,575,390
-----------------------------------------------------------------------------------------------------------------------------------
Moldflow Corp. 1                                                                                          2,500             48,150
-----------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                                                           41,800          3,259,146
-----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                          501,700          3,832,988
-----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                                            52,700          1,017,637
-----------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1,2                                                                          87,750          1,528,605
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Technologies Ltd. 1,2                                                                            11,900            127,449
-----------------------------------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                                                28,560            865,368
-----------------------------------------------------------------------------------------------------------------------------------
PROS Holdings, Inc. 1                                                                                   222,400          2,684,368
-----------------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                                                  476,341          8,174,012
-----------------------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                                                                               142,800          2,260,524
-----------------------------------------------------------------------------------------------------------------------------------


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                                         282,500    $     5,613,275
-----------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                                                                   75,200          3,859,264
-----------------------------------------------------------------------------------------------------------------------------------
Secure Computing Corp. 1,2                                                                              160,800          1,564,584
-----------------------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1,2                                                                                          165,900          6,825,126
-----------------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                                          241,700          5,590,521
-----------------------------------------------------------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1,2                                                                      170,100          7,154,406
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                        337,780          9,147,082
-----------------------------------------------------------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                                                                    114,400          2,906,904
-----------------------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1                                                                                        184,900          6,377,201
-----------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1,2                                                                                           154,480          3,858,910
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1,2                                                                              2,205,900         16,301,601
-----------------------------------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                                                                            171,000          2,282,850
-----------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                                                                    34,200          1,193,580
-----------------------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1,2                                                             102,318          3,612,849
-----------------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                              214,700          2,527,019
                                                                                                                   ----------------
                                                                                                                       317,024,050
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--7.5%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.4%
American Vanguard Corp.                                                                                  11,100            216,672
-----------------------------------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                                                                   99,790          4,678,155
-----------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                            45,900          2,763,639
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                             118,200          4,199,646
-----------------------------------------------------------------------------------------------------------------------------------
Calgon Carbon Corp. 1,2                                                                                 238,600          3,330,856
-----------------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                                                                277,800         10,828,644
-----------------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                                            225,600         17,125,296
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                                     11,000            734,030
-----------------------------------------------------------------------------------------------------------------------------------
Ferro Corp. 2                                                                                           403,690          8,065,726
-----------------------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                                 7,600            395,352
-----------------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co. 2                                                                                     439,600         13,047,328
-----------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                                                          555,500         11,676,610
-----------------------------------------------------------------------------------------------------------------------------------
ICO, Inc. 1                                                                                              98,200          1,382,656
-----------------------------------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc. 2                                                                                93,900          1,431,036
-----------------------------------------------------------------------------------------------------------------------------------
Innospec, Inc.                                                                                           97,500          2,221,050
-----------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc. 2                                                                                 90,500          3,494,205
-----------------------------------------------------------------------------------------------------------------------------------
Landec Corp. 1,2                                                                                         94,800          1,465,608
-----------------------------------------------------------------------------------------------------------------------------------
LSB Industries, Inc. 1,2                                                                                 43,100          1,019,315
-----------------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                                     69,600          4,528,176
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                   232,800         10,790,280
-----------------------------------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc. 2                                                                            85,612          5,736,004
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                                                       159,000          4,714,350
-----------------------------------------------------------------------------------------------------------------------------------
NewMarket Corp. 2                                                                                        14,800            730,824
-----------------------------------------------------------------------------------------------------------------------------------
Olin Corp. 2                                                                                            543,780         12,169,796
-----------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                                        136,366          7,201,488
-----------------------------------------------------------------------------------------------------------------------------------
Penford Corp. 2                                                                                           9,600            361,920
-----------------------------------------------------------------------------------------------------------------------------------


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1,2                                                                                       174,400    $     1,302,768
-----------------------------------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                                                                               242,710          8,696,299
-----------------------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                                                                    69,400          1,369,262
-----------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                                                      56,050          2,396,138
-----------------------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                                             572,900         16,539,623
-----------------------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                                          394,500          6,730,170
-----------------------------------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                                                             32,900          1,016,939
-----------------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                                                              339,254         10,605,080
-----------------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                                                                   141,200          1,313,160
-----------------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                                                                      11,100            100,233
-----------------------------------------------------------------------------------------------------------------------------------
Valhi, Inc. 2                                                                                            70,780          1,681,025
-----------------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                                    542,600         14,574,236
                                                                                                                   ----------------
                                                                                                                       200,633,595
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
U.S. Concrete, Inc. 1,2                                                                                   3,400             22,406
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
AEP Industries, Inc. 1,2                                                                                 33,300          1,409,922
-----------------------------------------------------------------------------------------------------------------------------------
AptarGroup, Inc. 2                                                                                       85,110          3,223,116
-----------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                                  157,300          3,580,148
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1,2                                                                              63,500            287,020
-----------------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc.                                                                                  135,700          2,689,574
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                                  178,600          7,402,970
-----------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                              297,800          8,657,046
-----------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                                          176,700          5,064,222
-----------------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                                                                  518,700         14,990,430
-----------------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                                   120,004          6,450,215
-----------------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                                      68,660          2,072,159
                                                                                                                   ----------------
                                                                                                                        55,826,822
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.9%
A. M. Castle & Co. 2                                                                                     23,500            766,100
-----------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                                                                              157,000          6,900,150
-----------------------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                                  757,900          1,958,280
-----------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                               49,510          6,436,795
-----------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                                                                325,500         17,137,575
-----------------------------------------------------------------------------------------------------------------------------------
Claymont Steel Holdings, Inc. 1                                                                           7,800            157,950
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                                                                 57,968          5,099,445
-----------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                                                                  349,800         11,907,192
-----------------------------------------------------------------------------------------------------------------------------------
Farallon Resources Ltd. 1                                                                             1,036,200            656,317
-----------------------------------------------------------------------------------------------------------------------------------
Haynes International, Inc. 1,2                                                                           61,380          5,240,011
-----------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                                                                  1,627,200         14,563,440
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                                    23,000            764,701
-----------------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc. 2                                                                                334,400         18,124,480
-----------------------------------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                                                          328,873         15,450,454
-----------------------------------------------------------------------------------------------------------------------------------
Redcorp Ventures Ltd. 1,3                                                                             4,502,900          1,312,865
-----------------------------------------------------------------------------------------------------------------------------------


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                                                      287,050     $   21,037,895
-----------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                                    215,600         10,068,520
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                               103,500         10,964,790
-----------------------------------------------------------------------------------------------------------------------------------
Universal Stainless & Alloy Products, Inc. 1,2                                                           24,500            974,855
-----------------------------------------------------------------------------------------------------------------------------------
Wheeling-Pittsburgh Corp. 1                                                                               6,900            133,170
-----------------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                                          702,500         16,550,900
                                                                                                                    ---------------
                                                                                                                       166,205,885
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc. 2                                                                                         324,000          4,834,080
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1                                                                            225,600          3,415,584
-----------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc. 1,2                                                                           49,600            468,720
-----------------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                                     31,600          1,045,644
-----------------------------------------------------------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc. 2                                                                 68,700          1,600,710
-----------------------------------------------------------------------------------------------------------------------------------
Wausau Paper Corp.                                                                                       44,900            500,635
                                                                                                                    ---------------
                                                                                                                        11,865,373
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Alaska Communications Systems Group, Inc. 2                                                             210,800          3,046,060
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                                                                              56,500          2,053,775
-----------------------------------------------------------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                                                                       326,800         13,330,172
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                        171,600          7,931,352
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                               3,262,400         16,116,256
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                             394,368          5,647,350
-----------------------------------------------------------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1,2                                                                   430,900         10,057,206
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                                              109,100          2,139,451
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                            168,200          9,351,920
-----------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                                           18,800            354,568
-----------------------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                                                                  102,600          1,245,564
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 2                                                                155,900          3,094,615
-----------------------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                                                            9,700            230,472
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp. 2                                                                                 163,080          4,804,337
-----------------------------------------------------------------------------------------------------------------------------------
PAETEC Holding Corp. 1,2                                                                                 99,992          1,246,900
-----------------------------------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1,2                                                                      816,080         10,323,412
-----------------------------------------------------------------------------------------------------------------------------------
SureWest Communications 2                                                                                14,300            357,643
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1                                                                       29,100            639,327
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                        167,600          2,366,512
                                                                                                                    ---------------
                                                                                                                        94,336,892
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cellcom Israel Ltd. 2                                                                                    90,290          2,195,853
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp. 1                                                                       238,088          2,409,451
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                                                                  258,600          3,307,494
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., Cl. A 1                                                                            36,700          1,596,450
-----------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1,2                                                                            126,950          2,018,505
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                          167,800         11,200,650
-----------------------------------------------------------------------------------------------------------------------------------


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1                                                                            2,600     $      255,320
-----------------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 2                                                                                    119,800          2,021,026
                                                                                                                    ---------------
                                                                                                                        25,004,749
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.4%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Central Vermont Public Service Corp. 2                                                                   26,000            950,040
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co. 1,2                                                                                543,620         12,573,931
-----------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                                  99,800          2,851,286
-----------------------------------------------------------------------------------------------------------------------------------
Otter Tail Corp. 2                                                                                      131,000          4,670,150
-----------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co.                                                                           118,830          3,303,474
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1,2                                                                                147,100          3,765,760
-----------------------------------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                                                  380,850         11,383,607
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                                                     129,400          3,178,064
                                                                                                                    ---------------
                                                                                                                        42,676,312
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro Developers, Inc. 1                                                                       406,000          2,530,739
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                                                                    204,700          8,656,763
                                                                                                                    ---------------
                                                                                                                        11,187,502
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.1%
Atmos Energy Corp.                                                                                      148,420          4,203,254
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                                            252,150         12,504,119
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                                                                             269,200         12,302,440
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                             144,050          6,827,970
-----------------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc. 1,2                                                                                   19,600            154,644
-----------------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc. 2                                                                          90,380          3,145,224
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp. 2                                                                                   232,400          6,574,596
-----------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                               140,500          3,650,190
-----------------------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc. 2                                                                                    463,900         15,721,571
                                                                                                                    ---------------
                                                                                                                        65,084,008
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp. 2                                                                                          327,852          6,671,788
-----------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp. 2                                                                                     184,460          7,566,549
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                                118,900          1,905,967
-----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co. 2                                                                                         25,100          1,215,844
-----------------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                                        66,500          1,798,825
-----------------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                           25,400            486,156
-----------------------------------------------------------------------------------------------------------------------------------
Vectren Corp.                                                                                           130,200          3,553,137
                                                                                                                    ---------------
                                                                                                                        23,198,266
                                                                                                                    ---------------
Total Common Stocks (Cost $5,237,844,881)                                                                            5,776,928,638

                                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Redcorp Ventures Ltd. Wts., Exp. 7/5/09 1,3 (Cost $0)                                                 2,251,450            181,085


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 5,6
(Cost $55,854,953)                                                                                   55,854,953     $   55,854,953
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $5,293,699,834)                                                             5,832,964,676
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--24.5% 7
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.3%
Carrington Mortgage Loan Trust, Series 2007-RFC1, Cl. A1, 5.18%,
10/25/07                                                                                          $  19,844,787         19,844,787
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 5.19%,
10/25/07                                                                                                250,213            250,213
-----------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization LLC, 5.17%, 10/25/07                                    5,090,973          5,090,973
-----------------------------------------------------------------------------------------------------------------------------------
GE-WMC Mortgage Securities LLC, Series 2005-2, Cl. A2A, 5.23%, 10/25/07                                 135,083            135,083
-----------------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.22%, 10/25/07                                      3,043,062          3,043,062
-----------------------------------------------------------------------------------------------------------------------------------
Home Equity Asset Trust, Series 2006-6, Cl. 2A1, 5.19%, 10/25/07                                      4,696,163          4,696,163
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Series 2007-NC2, Cl. A2A, 5.24%, 10/25/07                              17,045,576         17,045,576
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Series 2007-NC4, Cl. A2A, 5.21%, 10/25/07                              21,729,145         21,729,145
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Series 2007-2, Cl. SA1, 5.22%, 10/25/07                              11,916,365         11,916,365
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1, Cl. A2A,
5.21%, 10/25/07                                                                                       6,372,517          6,372,517
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4, 5.22%,
10/25/07                                                                                              3,552,473          3,552,473
-----------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.74%, 12/17/07                                                         38,000,000         38,000,000
                                                                                                                    ---------------
                                                                                                                       131,676,357
-----------------------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTES--0.7%
National City Bank Cleveland, 4.86%, 10/1/07                                                         11,999,710         11,999,710
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 4.86%, 10/1/07                                                                     31,000,000         31,000,000
                                                                                                                    ---------------
                                                                                                                        42,999,710
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.6%
Cedar Springs Capital Co., 6.00%, 11/5/07                                                            34,722,333         34,722,333
-----------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--0.9%
Metropolitan Life Insurance Co., 5.72%, 10/1/07                                                      20,000,000         20,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.43%, 10/26/07                                                       15,000,000         15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.48%, 10/29/07                                                       19,000,000         19,000,000
                                                                                                                    ---------------
                                                                                                                        54,000,000
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.2%
Undivided interest of 41.72% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$417,405,339 on 10/1/07, collateralized by U.S. Agency Mortgages, 5%-
5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000                                                417,228,017        417,228,017
-----------------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.7%
Citigroup Global Markets, Inc., 5.40%, 10/1/07                                                       40,000,000         40,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--12.0%
AIG Match Funding Corp., 4.86%, 10/1/07                                                              40,000,000         40,000,000
-----------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.76%, 10/15/07                                                        6,750,000          6,750,000
-----------------------------------------------------------------------------------------------------------------------------------


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.38%, 10/9/07                                                    $  13,000,000     $   13,000,000
-----------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.68%, 12/17/07                                                        49,032,937         49,032,937
-----------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.73%, 12/10/07                                                        13,509,680         13,509,680
-----------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 4.87%, 10/1/07                                                                    4,999,639          4,999,639
-----------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 4.89%, 10/1/07                                                                   24,986,548         24,986,548
-----------------------------------------------------------------------------------------------------------------------------------
Caixa Catal, 5.75%, 12/7/07                                                                          15,000,000         15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 10/1/07                                                                          9,000,000          9,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 10/1/07                                                                          7,000,000          7,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.88%, 10/1/07                                                                         13,998,589         13,998,589
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.88%, 10/1/07                                                                          6,999,293          6,999,293
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.89%, 10/1/07                                                                         25,486,312         25,486,312
-----------------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 4.87%, 10/1/07                                                                  6,000,000          6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.14%, 10/23/07                                                                  2,000,000          2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 4.88%, 10/1/07                                                                    3,999,806          3,999,806
-----------------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 4.88%, 10/1/07                                                                   18,999,042         18,999,042
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 4.91%, 10/1/07                                                            25,000,000         25,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.41%, 10/1/07                                                             5,000,000          5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, 4.87%, 10/1/07                                                            3,000,000          3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.81%, 10/9/07                                                                    3,000,000          3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Fund, 5.64%, 12/3/07                                                    25,000,000         25,000,000
-----------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.87%, 10/1/07                                                                         49,973,786         49,973,786
-----------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.89%, 10/1/07                                                                          5,999,244          5,999,244
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 4.87%, 10/1/07                                                                     7,000,593          7,000,593
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 4.87%, 10/1/07                                                                    44,980,301         44,980,301
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 4.88%, 10/1/07                                                                     8,003,008          8,003,008
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.87%, 10/1/07                                                              32,500,000         32,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.87%, 10/1/07                                                              18,000,000         18,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.87%, 10/1/07                                                               8,000,000          8,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.14%, 10/30/07                                                              3,750,000          3,750,000
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.91%, 10/1/07                                                                  30,000,000         30,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.92%, 10/1/07                                                                  40,000,000         40,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, 5.13%, 10/22/07                                                    38,500,000         38,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Fund I, 5.69%, 12/17/07                                                            54,045,359         54,045,359
-----------------------------------------------------------------------------------------------------------------------------------
PACCAR Financial Corp., 5.50%, 11/28/07                                                               7,504,543          7,504,543
-----------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 5.70%, 12/12/07                                                             14,001,931         14,001,931
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 4.87%, 10/1/07                                                                  10,000,000         10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 4.88%, 10/1/07                                                                   3,499,651          3,499,651
                                                                                                                    ---------------
                                                                                                                       697,520,262

-----------------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.1%
Natexis Banques Populaires NY, 4.87%, 10/1/07                                                         2,000,000          2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.89%, 10/1/07                                                         3,999,804          3,999,804
                                                                                                                    ---------------
                                                                                                                         5,999,804
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $1,424,146,483)                        1,424,146,483


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,717,846,317)                                                         124.9%     7,257,111,159
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (24.9)    (1,448,393,064)
                                                                                                     ------------------------------
NET ASSETS                                                                                                100.0%    $5,808,718,095
                                                                                                     ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,196,941 or 0.06% of the Fund's net assets as of September 30, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2007 was $378,776, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

5. Rate shown is the 7-day yield as of September 30, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS          GROSS               SHARES
                                                         JUNE 30, 2007     ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          59,435,689   487,062,682    490,643,418           55,854,953

                                                                                                                DIVIDEND
                                                                                              VALUE               INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $ 55,854,953   $          631,277

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                       ACQUISITION                VALUATION AS OF    UNREALIZED
SECURITY                      DATE       COST  SEPTEMBER 30, 2007  DEPRECIATION
--------------------------------------------------------------------------------
Tusk Energy Corp.         11/15/04  $ 492,524  $          378,776  $    113,748

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $1,382,680,270, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,424,146,483 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $ 6,738,252,532
                                             ================

Gross unrealized appreciation                $   752,439,644
Gross unrealized depreciation                   (233,581,017)
                                             ----------------
Net unrealized appreciation                  $   518,858,627
                                             ================


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007